1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
COrey f. rose corey.rose@dechert.com +1 202 261 3314 Direct +1 202 261 3158 Fax

December 14, 2018

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Hartford Mutual Funds II, Inc. (the “Registrant”) (SEC File Nos. 002-11387 and 811-00558)

Dear Sir or Madam:

Included herewith for filing on behalf of the Registrant, pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), is one copy of Post-Effective Amendment No. 146 under the 1933 Act to the Registrant’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment contains one prospectus and one Statement of Additional Information relating to Hartford Schroders Securitized Income Fund, a new series of the Registrant.

Pursuant to Rule 485(a)(2), the Registrant has designated on the facing sheet to the Registration Statement that the Amendment become effective on March 1, 2019. No fee is required in connection with this filing. Please contact me at (202) 261-3314 with any comments or questions concerning this filing. Thank you in advance for your consideration.

Sincerely,

/s/ Corey F. Rose

Corey F. Rose

cc:	Alice A. Pellegrino

John V. O’Hanlon